Offerings	Jun. 04, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.10 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.10 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272277
Carry Forward Initial Effective Date	Jun. 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,020.00
Offering Note	a. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered hereunder consist of a maximum aggregate amount of $100,000,000 of unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-272277) which was initially filed with the Securities and Exchange Commission on May 30, 2023 and became effective on June 9, 2023 (the "Prior Registration Statement"), and are included in this registration statement. The registrant paid a filing fee of $11,020 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $100,000,000. An indeterminate amount of common stock, preferred stock, warrants, rights and/or units is being registered as may from time to time be offered under this registration statement at indeterminate prices, as shall have an aggregate initial offering price not to exceed $100,000,000. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable preferred stock registered hereby, or (ii) shares of preferred stock, common stock, rights or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. Separate consideration may not be received for registered securities that are issuable upon the exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or pursuant to anti-dilution provisions of any of the securities.